Derivative Instruments and Hedge Activities - Summary of Derivative Financial Instruments and Classification on Consolidated Statements of Financial Condition (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Derivatives Fair Value [Line Items]
Notional Amount	$ 331,712,000	$ 151,213,000
Other Assets	3,913,000	4,317,000
Other Liabilities	1,190,000	559,000
Cash Flow Hedges
Derivatives Fair Value [Line Items]
Notional Amount		100,000,000
Other Interest Rate Swaps
Derivatives Fair Value [Line Items]
Notional Amount	81,712,000	51,213,000
Other Assets	648,000	598,000
Other Liabilities	645,000	559,000
Derivatives Designated as Hedging Instruments
Derivatives Fair Value [Line Items]
Other Assets		3,719,000
Derivatives Designated as Hedging Instruments | Interest Rate Swaps | Cash Flow Hedges
Derivatives Fair Value [Line Items]
Notional Amount	250,000,000	100,000,000
Other Assets	3,265,000	3,719,000
Other Liabilities	545,000
Derivatives Not Designated As Hedging Instruments
Derivatives Fair Value [Line Items]
Other Assets		598,000
Other Liabilities		559,000
Derivatives Not Designated As Hedging Instruments | Other Interest Rate Swaps
Derivatives Fair Value [Line Items]
Notional Amount	81,712,000	51,213,000
Other Assets	648,000	598,000
Other Liabilities	$ 645,000	$ 559,000